Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB RELATIVE VALUE FUND, INC.
Entity Central Index Key	0000029292
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000027914
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Advisor Class
Trading Symbol	CBBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/CBBYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/CBBYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	28.07%	10.94%	9.98%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/CBBYX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,955,622,780
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,773,444
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

C000027911
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class A
Trading Symbol	CABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/CABDX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/CABDX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	27.74%	10.68%	9.71%
Class A (with sales charges)	22.28%	9.72%	9.24%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/CABDX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,955,622,780
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,773,444
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

C000027913
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class C
Trading Symbol	CBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.64%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.64%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	26.75%	9.84%	8.91%
Class C (with sales charges)	25.75%	9.84%	8.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,955,622,780
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,773,444
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

C000027917
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class I
Trading Symbol	CBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	28.16%	10.95%	10.01%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBIX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,955,622,780
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,773,444
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

C000132087
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class Z
Trading Symbol	CBBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	28.31%	11.02%	10.05%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBZX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,955,622,780
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,773,444
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444